DERIVATIVE LIABILITY WARRANTS (Tables)	6 Months Ended
Jun. 30, 2025
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of fair value hierarchy

Description	Level	June 30, 2025	December 31, 2024
Warrant Liability – Public Warrants	1	$216,000	$165,000
Warrant Liability – Private Placement Warrants	3	251,250	194,250
Total		$467,250	$359,250

Schedule of fair value assumptions

	June 30, 2025	December 31, 2024
Risk-free interest rate	3.57%	4.10%
Expected volatility	83.50%	82.01%
Exercise price	$230.00	$230.00
Stock price	$7.80	$5.50

Schedule of changes in fair value of warrant liabilities

	Private Placement	Public	Warrant Liabilities
Fair value as of December 31, 2024	$194,250	$165,000	$359,250
Change in valuation inputs	(106,125)	(84,000)	(190,125)
Fair value as of March 31, 2025	88,125	81,000	169,125
Change in valuation inputs	163,125	135,000	298,125
Fair value as of June 30, 2025	$251,250	$216,000	$467,250